Significant events after the reporting period	12 Months Ended
Dec. 31, 2021
Events After Reporting Period [Abstract]
Significant events after the reporting period
Significant events after the reporting period
In January 2022, the Group repaid prior to maturity €700 million of outstanding euro denominated borrowings (€700 million 0.75% Notes 2022) due in February 2022.
In February 2022, the Group entered into asset sale arrangements with TCCC pursuant to which, the Group agreed to sell certain non-alcoholic ready to drink brands predominantly available in Australia and New Zealand, that were acquired as part of the Acquisition, for a total consideration approximating A$275 million. These brands are classified as assets held for sale in our consolidated statement of financial position as at 31 December 2021 (Refer to Note 24). We expect to substantially complete the transaction during the first half of 2022. The Group is also in a process of executing commercial agreements with TCCC to facilitate ongoing manufacturing, distributing and/or selling activities pertaining to these brands.
Subsequent to the balance sheet date, we have seen significant macro-economic uncertainty as a result of the conflict in Ukraine. The scale and duration remains uncertain and could impact our earnings and cash flow.